CONDENSED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2026 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Cumulative stock based compensation [Member]	Accumulated other comprehensive income [Member]	Foreign currency translation adjustments [Member]	Accumulated profit [Member]	Treasury stock [Member]	Total comprehensive income [Member]	Non controlling interest [Member]	Total
BALANCE at Dec. 31, 2025	$ 450,905	$ 1,373,643	$ 274,319	$ 4,704	$ (71,161)	$ 895,949	$ (9,072)		$ (14,704)	$ 2,904,583
BALANCE, SHARES at Dec. 31, 2025	112,621
Issuance of ordinary shares upon vesting of RSUs	$ 2,457	(2,457)								0
Issuance of ordinary shares upon vesting of RSUs, shares	497
Employee stock-based compensation			18,872							18,872
Comprehensive income:
Net profit						155,801		$ 155,801	2,383	158,184
Foreign currency translation adjustments					(6,722)			(6,722)	(2,440)	(9,162)
Unrealized loss on derivatives				(1,097)				(1,097)		(1,097)
Change in employees plan assets and benefit obligations				(8)				(8)		(8)
Comprehensive income								$ 147,974		147,974
BALANCE at Jun. 30, 2026	$ 453,362	$ 1,371,186	$ 293,191	$ 3,599	$ (77,883)	$ 1,051,750	$ (9,072)		$ (14,761)	$ 3,071,372
BALANCE, SHARES at Jun. 30, 2026	113,118
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF JUNE 30, 2026 at Jun. 30, 2026	113,031